Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,121,376)	$ (7,821,162)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on sale of investments	1,917	17,157
Allowance for credit losses	4,019,840	5,561,517
Common stock issued for services	81,250	1,279,170
Finance charges for extension of promissory note	40,625	600,000
Operating lease ROU asset amortization	(37,262)	68,507
Amortization of advisory board shares issued in advance.	1,250,004
Depreciation and amortization expense	266,364	44,643
Gain on sale of assets	(4,230)
Interest expense on deferred consideration	96,424
Foreign exchange loss	38,760
Changes in assets and liabilities
Advances receivable, net	(3,280,417)	(4,716,726)
Due from related party	(40,548)	939,241
Other current assets	16,846	43,753
Accounts payable and accrued liabilities	792,881	63,068
Syndicate payable	211,814	3,627,960
Operating lease obligation	31,792	(64,514)
Due to related party	1,477,563	119,297
Other non-current liabilities	(45,400)	(14,299)
NET CASH USED IN OPERATING ACTIVITIES	(4,203,154)	(252,388)
INVESTING ACTIVITIES:
Purchase of property and equipment	(52,992)	(40,189)
Sale of property and equipment	11,596
Cash paid for Simplified Companies acquisition	(630,000)
NET CASH USED IN INVESTING ACTIVITIES	(671,395)	(40,189)
FINANCING ACTIVITIES:
Proceeds from preferred stock issuance	2,150,000	7,105,000
Cash paid in common control transaction		(4,500,000)
Payments made against promissory note -related party	(1,500,000)
Payments made against notes payable related party	(3,100,000)	(2,562,000)
Proceeds from notes payable-related party	7,175,000	1,366,000
Proceeds from notes payable		875,402
Payments made against notes payable		(115,230)
Retained earnings distribution		(1,184,982)
Issuance of common stock	1,792,400
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,517,400	984,190
NET CHANGE IN CASH	1,642,772	691,613
Effect of exchange rate changes on cash	(38,760)
CASH – BEGINNING OF PERIOD	1,147,295	455,682
CASH – END OF PERIOD	2,751,386	1,147,295
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Cash paid for interest	4,407,854	3,349,561
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of series C preferred stock		2,500
Common stock issued in common control acquisition		5,000,000
Issuance of note payable in common control acquisition		4,700,000
Issuance of common stock for promissory note extension	150,000	600,000
Issuance of common stock Simplified Companies acquisition	250,000
Deferred equity for Simplified Companies acquisition	740,000
Deferred commission for Simplified Companies acquisition	462,469
Stock issued for serving on advisory board	$ 1,250,004